Segment Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Line Items]
Number of operating segment	single
Number of reportable segment	single
Geographic locations	one
Percentage of net revenue			100.00%
Brazil [Member]
Segment Information [Line Items]
Percentage of net revenue	100.00%	100.00%